Income Taxes - Schedule of Reconciliation of Income Tax Expense (Benefit) (Detail) (USD $)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Reconciliation Of Effective Income Tax Rate [Line Items]
Foreign rate differential	$ (299,512)	$ 30,822	$ 200,857
Non-taxable other income	(227,440)	(386,664)	(294,827)
Non-tax deductible expenses	1,035,101	670,389	1,124,153
Under (Over) provision of tax in prior periods	(695,630)	(1,314,491)	206,387
Unrecognized tax benefits	278,338	223,959	569,997
Changes in valuation allowance	1,454,938	414,756	(993,431)
Total income tax expense (benefit)	(255,927)	(841,900)	1,253,888
Effective income tax rate	2.30%	28.90%	46.90%
Hong Kong Subsidiary [Member] | Continued and Discontinued Operations [Member]
Reconciliation Of Effective Income Tax Rate [Line Items]
Income tax expenses (benefit) at the Hong Kong statutory income tax rate	$ (1,801,722)	$ (480,671)	$ 440,752
Hong Kong Subsidiary [Member] | Hong Kong Tax Authority [Member]
Reconciliation Of Effective Income Tax Rate [Line Items]
Statutory income tax rate	16.50%	16.50%	16.50%